Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Assets
Cash and cash equivalents (Note 2d)	$ 30,375	$ 22,698
Marketable securities (Note 2d)	10,010	15,003
Prepaids and deposits	1,354	94
Other receivables	410	57
Total current assets	42,149	37,852
Intangible assets (Note 13)	71	76
Right-of-use assets (Note 7)	32	68
Total assets	42,252	37,996
Liabilities
Accounts payable and accrued liabilities (Note 8)	4,073	1,780
Current portion of lease liability (Note 7)	34	35
Total current liabilities	4,107	1,815
Lease liability (Note 7)		32
Total liabilities	4,107	1,847
Shareholders' Equity
Common shares (Note 9)	79,587	56,578
Contributed surplus (Notes 10 and 11)	6,680	10,390
Accumulated other comprehensive income	234	248
Deficit	(48,356)	(31,067)
Total equity	38,145	36,149
Total equity and liabilities	$ 42,252	$ 37,996